Document and Entity Information	Dec. 31, 2019
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2019
Registrant Name	Allianz Funds Multi-Strategy Trust
Entity Central Index Key	0001423227
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 31, 2019
Document Effective Date	Dec. 31, 2019
Prospectus Date	Feb. 01, 2019
AllianzGI Best Styles Global Equity Fund | Class T
Prospectus:
Trading Symbol	ALLTX
AllianzGI Best Styles Global Equity Fund | Class C
Prospectus:
Trading Symbol	ABSGX
AllianzGI Best Styles Global Equity Fund | Class P
Prospectus:
Trading Symbol	ALGPX
AllianzGI Best Styles Global Equity Fund | Institutional Class
Prospectus:
Trading Symbol	ALLHX
AllianzGI Best Styles Global Equity Fund | Class A
Prospectus:
Trading Symbol	ALLGX
AllianzGI Best Styles Global Equity Fund | Class R6
Prospectus:
Trading Symbol	AGERX
AllianzGI Best Styles International Equity Fund | Class C
Prospectus:
Trading Symbol	AXCBX
AllianzGI Best Styles International Equity Fund | Class A
Prospectus:
Trading Symbol	AXABX
AllianzGI Best Styles International Equity Fund | Institutional Class
Prospectus:
Trading Symbol	ASTYX
AllianzGI Best Styles International Equity Fund | Class R6
Prospectus:
Trading Symbol	ASESX
AllianzGI Best Styles International Equity Fund | Class P
Prospectus:
Trading Symbol	ASQPX
AllianzGI Best Styles U.S. Equity Fund | Class C
Prospectus:
Trading Symbol	ACBUX
AllianzGI Best Styles U.S. Equity Fund | Class A
Prospectus:
Trading Symbol	AABUX
AllianzGI Best Styles U.S. Equity Fund | Class P
Prospectus:
Trading Symbol	ALBPX
AllianzGI Best Styles U.S. Equity Fund | Institutional Class
Prospectus:
Trading Symbol	ABTLX
AllianzGI Best Styles U.S. Equity Fund | Class R6
Prospectus:
Trading Symbol	ALSEX
AllianzGI Convertible Fund | Class T
Prospectus:
Trading Symbol	ANZTX
AllianzGI Convertible Fund | Administrative Class
Prospectus:
Trading Symbol	ANNAX
AllianzGI Convertible Fund | Class P
Prospectus:
Trading Symbol	ANCMX
AllianzGI Convertible Fund | Institutional Class
Prospectus:
Trading Symbol	ANNPX
AllianzGI Convertible Fund | Class R
Prospectus:
Trading Symbol	ANZRX
AllianzGI Convertible Fund | Class C
Prospectus:
Trading Symbol	ANZCX
AllianzGI Convertible Fund | Class A
Prospectus:
Trading Symbol	ANZAX
AllianzGI Core Bond Fund | Class P
Prospectus:
Trading Symbol	AOBPX
AllianzGI Core Bond Fund | Institutional Class
Prospectus:
Trading Symbol	AOBIX
AllianzGI Core Bond Fund | Class R6
Prospectus:
Trading Symbol	AOBSX
AllianzGI Core Plus Bond Fund | Class P
Prospectus:
Trading Symbol	ACKPX
AllianzGI Core Plus Bond Fund | Institutional Class
Prospectus:
Trading Symbol	ACKIX
AllianzGI Core Plus Bond Fund | Class R6
Prospectus:
Trading Symbol	ACOSX
AllianzGI Emerging Markets SRI Debt Fund | Class P
Prospectus:
Trading Symbol	AGMPX
AllianzGI Emerging Markets SRI Debt Fund | Class C
Prospectus:
Trading Symbol	AGMCX
AllianzGI Emerging Markets SRI Debt Fund | Institutional Class
Prospectus:
Trading Symbol	AGMIX
AllianzGI Emerging Markets SRI Debt Fund | Class A
Prospectus:
Trading Symbol	AGMAX
AllianzGI Floating Rate Note Fund | Class P
Prospectus:
Trading Symbol	AREPX
AllianzGI Floating Rate Note Fund | Institutional Class
Prospectus:
Trading Symbol	ARIEX
AllianzGI Global Allocation Fund | Class C
Prospectus:
Trading Symbol	PALCX
AllianzGI Global Allocation Fund | Class T
Prospectus:
Trading Symbol	AGATX
AllianzGI Global Allocation Fund | Class R6
Prospectus:
Trading Symbol	AGASX
AllianzGI Global Allocation Fund | Class A
Prospectus:
Trading Symbol	PALAX
AllianzGI Global Allocation Fund | Administrative Class
Prospectus:
Trading Symbol	AGAMX
AllianzGI Global Allocation Fund | Institutional Class
Prospectus:
Trading Symbol	PALLX
AllianzGI Global Allocation Fund | Class R
Prospectus:
Trading Symbol	AGARX
AllianzGI Global Allocation Fund | Class P
Prospectus:
Trading Symbol	AGAPX
AllianzGI Global Dynamic Allocation Fund | Class T
Prospectus:
Trading Symbol	ADYTX
AllianzGI Global Dynamic Allocation Fund | Class R6
Prospectus:
Trading Symbol	ADYFX
AllianzGI Global Dynamic Allocation Fund | Administrative Class
Prospectus:
Trading Symbol	AGFAX
AllianzGI Global Dynamic Allocation Fund | Institutional Class
Prospectus:
Trading Symbol	AGAIX
AllianzGI Global Dynamic Allocation Fund | Class R
Prospectus:
Trading Symbol	ASFRX
AllianzGI Global Dynamic Allocation Fund | Class P
Prospectus:
Trading Symbol	AGSPX
AllianzGI Global Dynamic Allocation Fund | Class C
Prospectus:
Trading Symbol	ASACX
AllianzGI Global Dynamic Allocation Fund | Class A
Prospectus:
Trading Symbol	ASGAX
AllianzGI Global High Yield Fund | Class P
Prospectus:
Trading Symbol	AGHPX
AllianzGI Global High Yield Fund | Institutional Class
Prospectus:
Trading Symbol	AGIHX
AllianzGI Global Sustainability Fund | Class T
Prospectus:
Trading Symbol	ASUTX
AllianzGI Global Sustainability Fund | Class P
Prospectus:
Trading Symbol	ASTPX
AllianzGI Global Sustainability Fund | Institutional Class
Prospectus:
Trading Symbol	ASTNX
AllianzGI Global Sustainability Fund | Class A
Prospectus:
Trading Symbol	ASUAX
AllianzGI Global Water Fund | Class T
Prospectus:
Trading Symbol	AWTTX
AllianzGI Global Water Fund | Institutional Class
Prospectus:
Trading Symbol	AWTIX
AllianzGI Global Water Fund | Class P
Prospectus:
Trading Symbol	AWTPX
AllianzGI Global Water Fund | Class C
Prospectus:
Trading Symbol	AWTCX
AllianzGI Global Water Fund | Class A
Prospectus:
Trading Symbol	AWTAX
AllianzGI Green Bond Fund | Institutional Class
Prospectus:
Trading Symbol	ABGTX
AllianzGI Green Bond Fund | Class A
Prospectus:
Trading Symbol	AGBFX
AllianzGI Green Bond Fund | Class P
Prospectus:
Trading Symbol	AGBPX
AllianzGI High Yield Bond Fund | Class T
Prospectus:
Trading Symbol	AYDTX
AllianzGI High Yield Bond Fund | Class R6
Prospectus:
Trading Symbol	AYDTX
AllianzGI High Yield Bond Fund | Class C
Prospectus:
Trading Symbol	AYBCX
AllianzGI High Yield Bond Fund | Class A
Prospectus:
Trading Symbol	AYBAX
AllianzGI High Yield Bond Fund | Administrative Class
Prospectus:
Trading Symbol	AYBVX
AllianzGI High Yield Bond Fund | Class P
Prospectus:
Trading Symbol	AYBPX
AllianzGI High Yield Bond Fund | Institutional Class
Prospectus:
Trading Symbol	AYBIX
AllianzGI High Yield Bond Fund | Class R
Prospectus:
Trading Symbol	AYBRX
AllianzGI International Small-Cap Fund | Class R6
Prospectus:
Trading Symbol	AIISX
AllianzGI International Small-Cap Fund | Class P
Prospectus:
Trading Symbol	ALOPX
AllianzGI International Small-Cap Fund | Institutional Class
Prospectus:
Trading Symbol	ALOIX
AllianzGI International Small-Cap Fund | Class R
Prospectus:
Trading Symbol	ALORX
AllianzGI International Small-Cap Fund | Class C
Prospectus:
Trading Symbol	AOPCX
AllianzGI International Small-Cap Fund | Class A
Prospectus:
Trading Symbol	AOPAX
AllianzGI Micro Cap Fund | Class A
Prospectus:
Trading Symbol	GMCAX
AllianzGI Micro Cap Fund | Class P
Prospectus:
Trading Symbol	AAMPX
AllianzGI Micro Cap Fund | Institutional Class
Prospectus:
Trading Symbol	AMCIX
AllianzGI Multi Asset Income Fund | Institutional Class
Prospectus:
Trading Symbol	AVRNX
AllianzGI Multi Asset Income Fund | Class T
Prospectus:
Trading Symbol	AVRTX
AllianzGI Multi Asset Income Fund | C
Prospectus:
Trading Symbol	ARTCX
AllianzGI Multi Asset Income Fund | A
Prospectus:
Trading Symbol	AGRAX
AllianzGI Multi Asset Income Fund | Administrative
Prospectus:
Trading Symbol	ARAMX
AllianzGI Multi Asset Income Fund | R6
Prospectus:
Trading Symbol	AVRIX
AllianzGI Multi Asset Income Fund | R
Prospectus:
Trading Symbol	ASRRX
AllianzGI Multi Asset Income Fund | P
Prospectus:
Trading Symbol	AGRPX
AllianzGI NFJ Emerging Markets Value Fund | Class C
Prospectus:
Trading Symbol	AZMCX
AllianzGI NFJ Emerging Markets Value Fund | Class A
Prospectus:
Trading Symbol	AZMAX
AllianzGI NFJ Emerging Markets Value Fund | Class P
Prospectus:
Trading Symbol	AZMPX
AllianzGI NFJ Emerging Markets Value Fund | Institutional Class
Prospectus:
Trading Symbol	AZMIX
AllianzGI PerformanceFee Managed Futures Strategy Fund | Class R6
Prospectus:
Trading Symbol	APMRX
AllianzGI PerformanceFee Managed Futures Strategy Fund | Class P
Prospectus:
Trading Symbol	APMPX
AllianzGI PerformanceFee Managed Futures Strategy Fund | Institutional Class
Prospectus:
Trading Symbol	APMIX
AllianzGI PerformanceFee Structured US Equity Fund | Class R6
Prospectus:
Trading Symbol	APBRX
AllianzGI PerformanceFee Structured US Equity Fund | Class P
Prospectus:
Trading Symbol	APBPX
AllianzGI PerformanceFee Structured US Equity Fund | Institutional Class
Prospectus:
Trading Symbol	APBIX
AllianzGI PerformanceFee Structured US Fixed Income Fund | Class R6
Prospectus:
Trading Symbol	APKRX
AllianzGI PerformanceFee Structured US Fixed Income Fund | Class P
Prospectus:
Trading Symbol	APKPX
AllianzGI PerformanceFee Structured US Fixed Income Fund | Institutional Class
Prospectus:
Trading Symbol	APKIX
AllianzGI Preferred Securities and Income Fund | Class P
Prospectus:
Trading Symbol	APUPX
AllianzGI Preferred Securities and Income Fund | Institutional Class
Prospectus:
Trading Symbol	APEIX
AllianzGI Preferred Securities and Income Fund | Class R6
Prospectus:
Trading Symbol	ARISX
AllianzGI Retirement 2020 Fund | Administrative
Prospectus:
Trading Symbol	AGLMX
AllianzGI Retirement 2020 Fund | R6
Prospectus:
Trading Symbol	AGNIX
AllianzGI Retirement 2020 Fund | R
Prospectus:
Trading Symbol	AGLRX
AllianzGI Retirement 2020 Fund | P
Prospectus:
Trading Symbol	AGLPX
AllianzGI Retirement 2020 Fund | C
Prospectus:
Trading Symbol	ABSCX
AllianzGI Retirement 2020 Fund | A
Prospectus:
Trading Symbol	AGLAX
AllianzGI Retirement 2025 Fund | R6
Prospectus:
Trading Symbol	GVSIX
AllianzGI Retirement 2025 Fund | Class R
Prospectus:
Trading Symbol	GVSRX
AllianzGI Retirement 2025 Fund | Class P
Prospectus:
Trading Symbol	GVSPX
AllianzGI Retirement 2025 Fund | Class A
Prospectus:
Trading Symbol	GVSAX
AllianzGI Retirement 2025 Fund | Administrative Class
Prospectus:
Trading Symbol	GVDAX
AllianzGI Retirement 2030 Fund | Administrative
Prospectus:
Trading Symbol	ABAMX
AllianzGI Retirement 2030 Fund | R6
Prospectus:
Trading Symbol	ABLIX
AllianzGI Retirement 2030 Fund | R
Prospectus:
Trading Symbol	ABLRX
AllianzGI Retirement 2030 Fund | P
Prospectus:
Trading Symbol	ABLPX
AllianzGI Retirement 2030 Fund | C
Prospectus:
Trading Symbol	ABLCX
AllianzGI Retirement 2030 Fund | A
Prospectus:
Trading Symbol	ABLAX
AllianzGI Retirement 2035 Fund | Administrative Class
Prospectus:
Trading Symbol	GVLAX
AllianzGI Retirement 2035 Fund | R6
Prospectus:
Trading Symbol	GVLIX
AllianzGI Retirement 2035 Fund | Class R
Prospectus:
Trading Symbol	GVRRX
AllianzGI Retirement 2035 Fund | Class P
Prospectus:
Trading Symbol	GVPAX
AllianzGI Retirement 2035 Fund | Class A
Prospectus:
Trading Symbol	GVRAX
AllianzGI Retirement 2040 Fund | Administrative
Prospectus:
Trading Symbol	AVAMX
AllianzGI Retirement 2040 Fund | R6
Prospectus:
Trading Symbol	AVTIX
AllianzGI Retirement 2040 Fund | R
Prospectus:
Trading Symbol	AVSRX
AllianzGI Retirement 2040 Fund | P
Prospectus:
Trading Symbol	AVSPX
AllianzGI Retirement 2040 Fund | C
Prospectus:
Trading Symbol	AVSCX
AllianzGI Retirement 2040 Fund | A
Prospectus:
Trading Symbol	AVSAX
AllianzGI Retirement 2045 Fund | Administrative Class
Prospectus:
Trading Symbol	GBMAX
AllianzGI Retirement 2045 Fund | R6
Prospectus:
Trading Symbol	GBVIX
AllianzGI Retirement 2045 Fund | Class R
Prospectus:
Trading Symbol	GBVRX
AllianzGI Retirement 2045 Fund | Class P
Prospectus:
Trading Symbol	GBVPX
AllianzGI Retirement 2045 Fund | Class A
Prospectus:
Trading Symbol	GBVAX
AllianzGI Retirement 2050 Fund | Administrative
Prospectus:
Trading Symbol	ANAMX
AllianzGI Retirement 2050 Fund | R6
Prospectus:
Trading Symbol	ASNIX
AllianzGI Retirement 2050 Fund | R
Prospectus:
Trading Symbol	ASNRX
AllianzGI Retirement 2050 Fund | P
Prospectus:
Trading Symbol	ASNPX
AllianzGI Retirement 2050 Fund | C
Prospectus:
Trading Symbol	ASNCX
AllianzGI Retirement 2050 Fund | A
Prospectus:
Trading Symbol	ASNAX
AllianzGI Retirement 2055 Fund | Administrative Class
Prospectus:
Trading Symbol	GLRAX
AllianzGI Retirement 2055 Fund | R6
Prospectus:
Trading Symbol	GBLIX
AllianzGI Retirement 2055 Fund | Class R
Prospectus:
Trading Symbol	GLLRX
AllianzGI Retirement 2055 Fund | Class P
Prospectus:
Trading Symbol	GLIPX
AllianzGI Retirement 2055 Fund | Class A
Prospectus:
Trading Symbol	GLIAX
AllianzGI Short Duration High Income Fund | Class A
Prospectus:
Trading Symbol	ASHAX
AllianzGI Short Duration High Income Fund | Class T
Prospectus:
Trading Symbol	ASDTX
AllianzGI Short Duration High Income Fund | Class R6
Prospectus:
Trading Symbol	ASHSX
AllianzGI Short Duration High Income Fund | Class P
Prospectus:
Trading Symbol	ASHPX
AllianzGI Short Duration High Income Fund | Institutional Class
Prospectus:
Trading Symbol	ASHIX
AllianzGI Short Duration High Income Fund | Class C
Prospectus:
Trading Symbol	ASHCX
AllianzGI Short Term Bond Fund | Class P
Prospectus:
Trading Symbol	ASTJX
AllianzGI Short Term Bond Fund | Institutional Class
Prospectus:
Trading Symbol	ASTKX
AllianzGI Short Term Bond Fund | Class A
Prospectus:
Trading Symbol	ASTHX
AllianzGI Structured Return Fund | Class T
Prospectus:
Trading Symbol	AZITX
AllianzGI Structured Return Fund | Class R6
Prospectus:
Trading Symbol	AZIRX
AllianzGI Structured Return Fund | Class C
Prospectus:
Trading Symbol	AZICX
AllianzGI Structured Return Fund | Class A
Prospectus:
Trading Symbol	AZIAX
AllianzGI Structured Return Fund | Class P
Prospectus:
Trading Symbol	AZIPX
AllianzGI Structured Return Fund | Institutional Class
Prospectus:
Trading Symbol	AZIIX
AllianzGI Ultra Micro Cap Fund | Class A
Prospectus:
Trading Symbol	GUCAX
AllianzGI Ultra Micro Cap Fund | Class P
Prospectus:
Trading Symbol	AAUPX
AllianzGI Ultra Micro Cap Fund | Institutional Class
Prospectus:
Trading Symbol	AUMIX
AllianzGI U.S. Equity Hedged Fund | Class A
Prospectus:
Trading Symbol	AZUAX
AllianzGI U.S. Equity Hedged Fund | Class P
Prospectus:
Trading Symbol	AZUPX
AllianzGI U.S. Equity Hedged Fund | Institutional Class
Prospectus:
Trading Symbol	AZUIX
AllianzGI U.S. Equity Hedged Fund | Class C
Prospectus:
Trading Symbol	AZUCX